Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	R$ 4,463,146	R$ 4,078,882
Current	4,300,957	3,962,702
Non-current trade receivables	162,189	116,180
Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	3,857,610
Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	458,194
Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	147,342
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	2,417,116	2,255,678
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	1,816,229
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member] | Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	439,188
Electricity Sales To Final Customers And Charges For Use Of The System Copel D I S [Member] | Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	161,699
Unbilled electricity sales to final customers and Charges for use of the system - Copel DIS [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	931,460	930,801
Unbilled electricity sales to final customers and Charges for use of the system - Copel DIS [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	931,460
Electricity Sales To Final Customers [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	141,425	177,516
Electricity Sales To Final Customers [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	135,042
Electricity Sales To Final Customers [Member] | Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	1,736
Electricity Sales To Final Customers [Member] | Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	4,647
Other Consumers Receivables [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	111,580	187,204
Other Consumers Receivables [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	68,662
Other Consumers Receivables [Member] | Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	26,691
Other Consumers Receivables [Member] | Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	16,227
Energy Supply Concessionaires And Permission Holder And Trading Companies [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	957,605	666,055
Energy Supply Concessionaires And Permission Holder And Trading Companies [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	813,128
Energy Supply Concessionaires And Permission Holder And Trading Companies [Member] | Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	6,862
Energy Supply Concessionaires And Permission Holder And Trading Companies [Member] | Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	137,615
Charges For Use Of The Transmission System [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	159,278	102,342
Charges For Use Of The Transmission System [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	102,758
Charges For Use Of The Transmission System [Member] | Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	1,354
Charges For Use Of The Transmission System [Member] | Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	55,166
Expected Credit Losses [Member]
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	255,318	R$ 240,714
Expected Credit Losses [Member] | Balance Falling Due
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	9,669
Expected Credit Losses [Member] | Overdue up to 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	17,637
Expected Credit Losses [Member] | Overdue for more than 90 days
Disclosure of information about activities subject to rate regulation [line items]
Trade receivables	R$ 228,012